Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 4: Debt
The components of debt at December 31, 2021, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2021	2020
3.5% Senior Note due 2020	$—	$—
4.60% Senior Notes due to related party due 2024	42,176	45,956
2.5% Convertible bonds due 2024, early redemption 2022 including accrued interest	—	—
2.5% Non-Convertible bonds due 2024, early redemption 2022 including accrued interest, net of warrant discount	—	—

Total debt	42,176	45,956
Less: Short-term debt	—	—

Total Long-term debt	$42,176	$45,956

3.50% Senior Note due 2020
In May 2019, we refinanced our 4.3% Senior Note with a new credit facility (the 3.5% Senior Note) with two new lenders, with an original aggregate principal amount of KRW80 billion (US$67 million), at a lower interest rate of 3.5%. The proceeds from the 3.5% Senior Note, along with KRW20 billion (USD17 million) in additional borrowing from our 4.6% Senior Notes with related party were used to repay amounts outstanding under the
4.3
% Senior
Note.
The 3.50% Senior
Note required quarterly interest payments at 3.50% of unpaid principal which began in August 2019. Quarterly principal repayments of KRW20 billion (US$17 million) are required.
The 3.5% Senior Note was paid in full in May 2020
.

4.60% Senior Notes due to related party due 2024
The 4.60% Senior Notes due to related party, which collectively total KRW100 billion (US$84 million) at inception, accrue
4.60
% interest quarterly on the outstanding principal amount until maturity. Interest and principal are due in full at maturity (May 27, 2024).
Voluntary principal and interest payments were made in June and September 2020. Principal of KRW20 billion (US$17 million) and interest of KRW1.2 billion (US$1.1 million) was paid in June 2020 and principal of KRW30 billion (US$25 million) and interest of KRW3.1 billion (US$2.7 million) was paid in September 2020.
Bonds
2.5% Convertible Bonds
Interest on the 2.5% Convertible Bonds is payable in quarterly cash coupon payments of 0.625% of the outstanding principal. The 2.5% Convertible Bonds have a 5.0%
yield-to-maturity,
which is accrued on the outstanding amount, compounded quarterly, with a portion paid out quarterly through the coupon until the outstanding principal is paid in full at maturity. The 2.5% Convertible Bonds will mature on May 26, 2024, unless earlier redeemed at the option of the holder, beginning May 2022. The maturity of the 2.5% Convertible Bonds is accelerated upon various events of default, including standard credit-risk related events, as well as changes in control, events that have a significant adverse effect on DDI, and others. The default rate of interest is 9%.
The 2.5% Convertible Bonds are convertible into 715,258 common shares at an initial conversion price of KRW293,600, subject to certain standard adjustments for anti-dilution protection (“conversion price adjustment”). The 2.5% Convertible Bonds also contain a provision commonly referred to as “down-round” protection, whereby, in the event of issuance of new debt with the conversion price below the 2.5% Convertible Bonds’ conversion price, or in the event of the sale of new shares at the price below the conversion price, the conversion price will be adjusted based on the magnitude of the dilution to existing shareholders. We believe the likelihood of triggering a conversion price adjustment is remote due to the control exercised by DUG and STIC and the expected operating performance of the Company. Through the conversion dates, no event triggering a conversion price adjustment or the down-round protection had occurred.
At various dates in May and June 2020, STIC, as holder of the 2.5% Convertible Bonds, exercised its right to convert all outstanding bonds into 715,258 common shares. In connection with these transactions, we paid STIC the accrued coupon interest of $0.9 million and the unpaid yield-to-maturity
interest of $4.5 million was forfeited.
The conversion of the 2.5% Convertible Bonds was in accordance with the original terms of the instruments and were not subject to an inducement offer to convert as the terms of the conversion were not modified. As a result, the carrying value of the 2.5% Convertible Bonds, plus the forfeited yield-to-maturity
interest, net of related income tax effects, of KRW 229.7 billion (US$187.1 million, at May 15, 2020) with KRW 7.2 billion
(US$5.8 million, at May 15, 2020) recorded to common shares and KRW 222.5 billion (US$181.3 million, at May 15, 2020) was recorded to additional paid-in-capital
with no gain or loss recognized.
2.5%
Non-convertible
bonds and detachable warrants
As discussed further above, in May 2017, we issued aggregate principal amount KRW90 billion (US$76 million) 2.5%
Non-convertible
Bonds due 2024 with detachable warrants to purchase 306,539
common shares at an initial conversion price of KRW293,600 per share, subject to certain standard adjustments for anti- dilution protection (“exercise price adjustment”). The warrants also contain a provision commonly referred to as “down-round” protection, whereby, in the event of issuance of new debt or sale of new shares at a price below the exercise price, the exercise price will be adjusted based on the magnitude of the dilution to existing shareholders.

We determined the likelihood of triggering an adjustment to the conversion price was remote due to the control exercised by DUG and STIC and the expected operating performance of the Company. Through the date DUG exercised its call option rights, no event triggering an exercise price adjustment, or the down-round protection occurred.
Interest
on the 2.5%
Non-convertible
Bonds is payable in quarterly cash coupon payments of 0.625% of the outstanding principal. The 2.5%
Non-convertible
Bonds have a 5.0%
yield-to-maturity,
which is accrued on the outstanding amount, compounded quarterly, with a potion paid out quarterly through the coupon until the outstanding principal is paid in full at maturity. The 2.5%
Non-convertible
Bonds will mature on May 26, 2024, unless earlier redeemed at the option of the holder beginning May 2022. The
2.5
%
Non-convertible
Bonds are accelerated upon various events of default, including standard credit-risk related events, as well as changes in control, events that have a significant adverse effect on DDI, and others. The default rate of interest is 9%.
The warrants may be exercised with cash, by surrendering the
2.5
%
Non-convertible
Bonds, or by any combination thereof during the period commencing on May 25, 2018 and ending on April 26, 2024 at the option of the holder. The 2.5%
Non-convertible
Bonds are due with a
30-day
notification by April 26, 2024 unless earlier redeemed under the early redemption clause, which is before May 26, 2022.
On May 15, 2020, DUG exercised its call option right and simultaneously redeemed the 2.5%
Non-convertible
bonds as consideration to exercise the warrants into 306,539 shares of common stock. In connection with this transaction, we paid DUG the 2.5% accrued but unpaid coupon interest of $0.3 million and the unpaid yield-to-maturity
interest of $1.9 million was forfeited and the remaining unaccreted bond discount eliminated. As a result, the carrying value of the 2.5%
Non-convertible
Bonds with warrants, plus the forfeited
yield-to-maturity
interest, net of related income tax effects, of KRW 79.0 billion (US$64.4 million, at May 15, 2020) with KRW 3.1 billion (US$2.5 million, at May 15, 2020) recorded to common shares and KRW 75.9 billion (US$61.9 million, at May 15, 2020) was recorded to additional paid-in-capital
with no gain or loss recognized.
As of December 31, 2021, maturities of short and long-term debt for the years ending December 31 are as follows (in thousands):

	Total	2022	2023	2024
4.60% Senior Notes to related parties due 2024	$42,176	—	—	$42,176
Total	$42,176	—	—	$42,176